Accounts Receivable, Net (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes of allowance for doubtful accounts [Abstract]
Balance at beginning of the period	$ (194,375)	$ (43,129)	$ (42,852)
Current period addition	(1,614,514)	(151,246)	(277)
Balance at end of the period	$ (1,808,889)	$ (194,375)	$ (43,129)